WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.0%
Alabama - 1.2%
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project #1, Series C (SIFMA Municipal Swap Index Yield + 0.650%)	4.060%	4/1/24	$5,000,000	$4,994,866	(a)(b)
Project #2, Series B (1 mo. USD LIBOR x 0.670 + 0.850%)	4.223%	6/1/24	1,000,000	1,001,005	(a)(b)

Total Alabama				5,995,871

Alaska - 0.6%
Alaska State, International Airports System Revenue, Series C, Refunding	5.000%	10/1/25	1,975,000	2,023,599	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/25	700,000	718,701

Total Alaska				2,742,300

Arizona - 5.1%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	13,990,000	14,082,681	(a)(b)(c)
Intel Corp. Project	5.000%	9/1/27	1,250,000	1,281,803	(a)(b)(c)
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Company Project, Series A, Refunding	4.125%	3/31/26	1,000,000	1,001,784	(a)(b)(c)
Glendale, AZ, Transportation Excise Tax Revenue, Refunding, AGM	5.000%	7/1/28	5,180,000	5,361,797
Maricopa County, AZ, IDA Revenue, Banner Health Obligation Group, Series A, Refunding	5.000%	1/1/31	1,750,000	1,845,459
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,757,271	(a)(b)

Total Arizona				25,330,795

California - 2.1%
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	4.110%	6/1/26	1,500,000	1,457,573	(a)(b)
California State MFA Revenue:
Waste Management Inc. Project, Series A	0.700%	12/1/23	2,500,000	2,461,338	(a)(b)(c)
Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,541,620	(a)(b)(d)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	1

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	$1,000,000	$960,539	(d)
California State, GO, Various Purpose, Refunding	5.000%	10/1/27	3,750,000	4,081,102

Total California				10,502,172

Colorado - 1.9%
City & County of Denver, CO, Airport System Revenue:
Series A	5.000%	11/15/26	2,405,000	2,502,886	(c)
Series A	5.000%	11/15/29	2,500,000	2,693,434	(c)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,000,000	2,058,480	(a)(b)
University of Colorado Revenue, Green Bond, Series C, Refunding	2.000%	10/15/24	2,060,000	2,001,297	(a)(b)

Total Colorado				9,256,097

Connecticut - 7.9%
Connecticut State Housing Finance Authority Revenue:
Housing Mortgage Finance Program, Series A-3	0.600%	11/15/26	850,000	761,935
Housing Mortgage Finance Program, SIFMA Index, Series A-4 (SIFMA Municipal Swap Index Yield + 0.300%)	3.710%	11/15/24	3,750,000	3,723,312	(a)(b)
Connecticut State, GO:
Series A	5.000%	1/15/27	180,000	192,167
Series A	5.000%	4/15/29	4,275,000	4,586,401
Series D	4.000%	8/15/30	7,250,000	7,463,376
Series E	5.000%	8/1/28	5,085,000	5,284,333
Series E	5.000%	10/15/28	5,000,000	5,318,644
SIFMA Index, Series A (SIFMA Municipal Swap Index Yield + 0.950%)	4.360%	3/1/24	2,225,000	2,224,440	(b)
Connecticut State, Special Tax Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	9/1/29	5,270,000	5,590,601
Transportation Infrastructure Purpose, Series B, Refunding	5.000%	7/1/26	1,250,000	1,322,121

See Notes to Schedule of Investments.

2	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
Transportation Infrastructure Purpose, Series B, Refunding	5.000%	7/1/27	$1,750,000	$1,888,755
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,236,937

Total Connecticut				39,593,022

Delaware - 0.2%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	945,273	(a)(b)

District of Columbia - 1.4%
District of Columbia Revenue, Children’s Hospital Obligated Group Issue, Refunding	5.000%	7/15/28	2,445,000	2,541,308
District of Columbia, GO, Series D	5.000%	6/1/32	2,665,000	2,826,380
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/27	1,500,000	1,579,817	(c)

Total District of Columbia				6,947,505

Florida - 1.9%
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding, AGM	5.000%	7/1/26	1,870,000	1,976,198
Senior Lien, Series A, Refunding	5.000%	7/1/29	1,645,000	1,728,523
Citizens Property Insurance Corp., Coastal Account Revenue, Senior Secured Bonds, Series A-1	5.000%	6/1/25	900,000	916,847
Jacksonville, FL, Revenue, Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,022,078
Miami-Dade County, FL, IDA Revenue, Waste Management Inc. Project, Series B (SIFMA Municipal Swap Index Yield + 0.375%)	3.785%	7/1/24	1,500,000	1,467,683	(a)(b)(c)
Miami-Dade County, FL, Seaport Revenue, Series A, Refunding	5.000%	10/1/27	2,225,000	2,349,785	(c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	230,000	223,546

Total Florida				9,684,660

Georgia - 0.2%
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,150,000	1,090,375

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	3

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 5.3%
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/27	$3,000,000	$3,037,683	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	1,520,000	1,585,089
Cook County, IL, School District No. 87 Berkeley, GO, AGM	5.000%	12/1/25	500,000	521,339
Illinois State Finance Authority Revenue, Series B-2, Refunding	5.000%	11/15/26	4,500,000	4,657,144	(a)(b)
Illinois State, GO:
Series A	5.000%	12/1/25	4,000,000	4,135,576
Series D	5.000%	11/1/26	2,100,000	2,204,625
Series D	5.000%	11/1/27	3,090,000	3,297,322
Series of October 2016, Refunding	5.000%	2/1/28	1,890,000	1,994,057
Metropolitan Pier & Exposition Authority, IL, Revenue, Mccormick Place Expansion Project, Series A, Refunding	3.000%	6/15/24	2,500,000	2,471,125
Sales Tax Securitization Corp. Revenue, Series A	5.000%	1/1/25	2,450,000	2,506,412

Total Illinois				26,410,372

Indiana - 2.6%
Indiana State Finance Authority:
Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series B, Refunding	0.650%	8/1/25	1,000,000	911,212
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,476,272
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,279,965	(a)(b)
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2014D, Refunding	5.000%	1/1/26	2,000,000	2,007,924	(c)
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	5,025,000	5,166,087	(c)
Indianapolis Airport Authority Project, Series 2019D, Refunding	5.000%	1/1/29	2,030,000	2,159,616	(c)

Total Indiana				13,001,076

See Notes to Schedule of Investments.

4	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 0.6%
Iowa State Finance Authority, Solid Waste Facility Revenue, Iowa Renewable Natural Gas Project, Green Bond, LOC - Citibank N.A.	1.500%	4/1/24	$2,405,000	$2,335,000	(a)(b)(c)
Iowa Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	538,148

Total Iowa				2,873,148

Kansas - 1.6%
Kansas State Department of Transportation Highway Revenue:
Series B	5.000%	9/1/26	2,600,000	2,705,996
Series C-3 (1 mo. USD LIBOR x 0.700 + 0.400%)	3.924%	9/1/23	3,500,000	3,503,001	(b)
Series C-4 (1 mo. USD LIBOR x 0.700 + 0.500%)	4.024%	9/1/24	2,000,000	2,000,318	(b)

Total Kansas				8,209,315

Kentucky - 5.2%
Ashland, KY, Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/24	575,000	578,818
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	1,680,000	1,677,876	(a)(b)
Series B	4.000%	1/1/25	2,050,000	2,048,400	(a)(b)
Series C	4.000%	6/1/25	15,130,000	15,089,874	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/25	1,550,000	1,582,937
Norton Healthcare Inc., Series C	5.000%	10/1/26	2,000,000	2,067,613	(a)(b)
Trimble County, KY, Revenue, Pollution Control Bonds, Louisville Gas and Electric Company Project, Series A	0.625%	9/1/26	3,250,000	2,888,663

Total Kentucky				25,934,181

Louisiana - 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	3,785,586	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	12/1/23	3,150,000	3,109,058	(a)(b)
Louisiana State Stadium & Exposition District, Revenue, BAN	4.000%	7/3/23	1,325,000	1,325,075

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	5

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - continued
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	$1,750,000	$1,712,542	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,400,000	1,324,151	(a)(b)

Total Louisiana				11,256,412

Maryland - 1.0%
Maryland State, GO, State And Local Facilities Loan:
Series A	4.000%	3/15/30	1,760,000	1,817,616
Series B, Refunding	5.000%	8/1/26	2,980,000	3,164,585

Total Maryland				4,982,201

Massachusetts - 0.8%
Massachusetts State Port Authority Revenue, Series C	5.000%	7/1/25	4,105,000	4,202,468	(c)

Michigan - 3.3%
Hazel School District, MI, GO:
Refunding, Q-SBLF	4.000%	5/1/25	2,620,000	2,648,044
Refunding, Q-SBLF	4.000%	5/1/26	1,405,000	1,437,848
Refunding, Q-SBLF	4.000%	5/1/27	1,460,000	1,508,566
Refunding, Q-SBLF	4.000%	5/1/29	1,580,000	1,661,900
Michigan State Finance Authority Revenue:
Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,325,000	1,203,990
Trinity Health Credit Group, Series MI-2, Refunding	5.000%	2/1/25	1,750,000	1,792,699	(a)(b)
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,491,068
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project, Remarketing	0.875%	10/8/26	1,335,000	1,186,983	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	1,985,142	(a)(b)(c)
Wayne County, MI, Airport Authority Revenue, Series F, Refunding	5.000%	12/1/27	1,595,000	1,629,800	(c)

Total Michigan				16,546,040

Mississippi - 0.1%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	590,000	598,901

See Notes to Schedule of Investments.

6	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.4%
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	$1,000,000	$983,032	(a)(b)(c)
Missouri State HEFA Revenue, Saint Luke’s Health System, Inc.	5.000%	11/15/26	1,015,000	1,061,344

Total Missouri				2,044,376

Nebraska - 3.0%
Central Plains, NE, Energy Project:
Gas Project Revenue, Series 2018	5.000%	1/1/24	5,900,000	5,928,060	(a)(b)
Gas Supply Revenue, Refunding, LIQ - Royal Bank of Canada	4.000%	8/1/25	3,115,000	3,119,369	(a)(b)
Nebraska Public Power District Revenue, Series A	0.600%	7/1/23	5,000,000	4,991,778	(a)(b)
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,129,881	(a)(b)(c)

Total Nebraska				15,169,088

Nevada - 0.5%
Clark County, NV, Airport System Revenue, Junior Subordinate Lien Notes, Series B, Refunding	5.000%	7/1/24	1,850,000	1,868,806	(c)
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.500%	6/15/24	360,000	359,865	(d)

Total Nevada				2,228,671

New Jersey - 8.2%
Gloucester County, NJ, Improvement Authority Revenue, Rowan University Student Center Projects	0.600%	3/1/24	2,250,000	2,174,680
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	445,000	469,058
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/28	5,005,000	5,339,732
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,165,190	(a)(b)(c)
School Facilities Construction, Series SSS, Refunding	5.000%	6/15/26	2,000,000	2,036,478	(e)
New Jersey State Transportation Trust Fund Authority Revenue:
Series AA	5.000%	6/15/25	2,000,000	2,058,558
Transportation System, CAB, Series A, BAM	0.000%	12/15/27	5,035,000	4,309,783

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	7

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Transportation System, Series A	5.750%	6/15/24	$35,000	$35,675
Transportation System, Series C, AGM	0.000%	12/15/29	2,250,000	1,785,232
Transportation System, Series C, AGM	0.000%	12/15/32	1,375,000	975,761
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding (1 mo. USD LIBOR x 0.700 + 0.700%)	4.224%	1/1/24	4,000,000	3,998,872	(b)
Series D-1, Refunding (1 mo. USD LIBOR x 0.700 + 0.700%)	4.224%	1/1/24	12,250,000	12,246,547	(b)
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	1,865,000	2,072,351
Trenton, NJ, GO, Series 2020, AGM, State Aid Withholding	2.000%	7/15/31	1,455,000	1,268,497

Total New Jersey				40,936,414

New Mexico - 0.6%
Farmington, NM, PCR, Public Service Co. of New Mexico, Refunding	1.100%	6/1/23	3,000,000	3,000,000	(a)(b)

New York - 11.9%
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series 2015C, Refunding (1 mo. USD LIBOR x 0.700 + 0.750%)	4.274%	10/1/23	2,310,000	2,311,184	(a)(b)
Series B, Refunding	1.650%	9/1/24	5,500,000	5,335,066	(a)(b)
Series B, Refunding	0.850%	9/1/25	4,900,000	4,568,799	(a)(b)
Series B, Refunding	1.500%	9/1/26	4,580,000	4,220,624	(a)(b)
Series B, Refunding	5.000%	9/1/27	7,625,000	8,061,507	(a)(b)
Series C, Refunding (1 mo. USD LIBOR x 0.700 + 0.750%)	4.274%	10/1/23	1,235,000	1,235,633	(a)(b)
New York City, NY, GO, Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	2,750,000	2,841,086	(a)(b)
New York City, NY, HDC, MFH Revenue:
Green Bond, Series F-2, FHA	0.600%	7/1/25	9,000,000	8,276,524	(a)(b)
Green Bond, Series G, FHA	0.600%	11/1/26	1,075,000	964,650
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2015, Series FF, Refunding	5.000%	6/15/30	2,770,000	2,864,342
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Series A, Refunding	5.000%	11/1/26	135,000	143,846

See Notes to Schedule of Investments.

8	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, Transportation Development Corp. Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	2.250%	8/1/26	$2,440,000	$2,284,358	(c)
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/23	350,000	351,175	(c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 207	5.000%	9/15/25	10,400,000	10,670,376	(c)
Consolidated Series 207	5.000%	9/15/32	300,000	316,995	(c)
Consolidated Series 226	5.000%	10/15/25	2,000,000	2,054,400	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue, Senior Lien-MTA Bridges & Tunnels, Green Bonds, Series A, Refunding	5.000%	11/15/27	2,500,000	2,726,921

Total New York				59,227,486

North Carolina - 0.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series E, Remarketing	0.800%	10/31/25	2,000,000	1,860,632	(a)(b)
North Carolina State Turnpike Authority Revenue, Senior Lien, Refunding	5.000%	1/1/25	575,000	586,817

Total North Carolina				2,447,449

Ohio - 3.5%
American Municipal Power Inc., OH, Revenue, Combined Hydroelectric Project, Subseries A-2, Refunding	1.000%	8/15/24	3,130,000	3,014,139	(a)(b)
Cleveland, OH, Airport System Revenue, Series A, Refunding	5.000%	1/1/25	1,250,000	1,269,340	(c)
Lancaster, OH, Port Authority, Gas Supply Revenue, Series A, Refunding, LIQ - Royal Bank of Canada	5.000%	2/1/25	6,100,000	6,203,846	(a)(b)
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,370,490	(a)(b)(c)
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Series A, Refunding	5.000%	1/1/30	3,325,000	3,594,133

Total Ohio				17,451,948

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	9

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 1.2%
Lane County, OR, School District No 1, Pleasant Hill, GO, CAB, Series B	0.000%	6/15/27	$1,320,000	$1,133,994
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	2.400%	8/14/23	1,000,000	996,236	(a)(b)
Salem-Keizer School District No 24J, OR:
GO, Series B	0.000%	6/15/28	845,000	711,659
GO, Series B	0.000%	6/15/30	1,050,000	821,881
Marion and Polk Counties, GO, Series 2018	5.000%	6/15/31	2,000,000	2,207,502

Total Oregon				5,871,272

Pennsylvania - 4.0%
Commonwealth of Pennsylvania:
GO, Refunding	5.000%	8/15/25	335,000	347,769
GO, Series 2016	5.000%	9/15/28	2,465,000	2,615,652
General Authority of Southcentral Pennsylvania, Series B (SIFMA Municipal Swap Index Yield + 0.600%)	4.010%	6/1/24	1,500,000	1,496,472	(a)(b)
Pennsylvania State Economic Development Financing Authority:
Pollution Control Revenue, PPL Electric Utilities Corp. Project, Refunding	0.400%	10/1/23	2,500,000	2,460,401
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	3.000%	1/1/24	865,000	860,743
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	4.000%	1/1/26	1,220,000	1,213,604
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,450,000	1,421,585	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A (SIFMA Municipal Swap Index Yield + 0.400%)	3.810%	6/3/24	1,500,000	1,470,799	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,166,862	(a)(b)(c)
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health System:
Series B, Refunding	5.000%	8/15/25	900,000	933,138
Series B, Refunding	5.000%	8/15/26	1,000,000	1,055,588
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	4.000%	12/1/26	635,000	650,987

See Notes to Schedule of Investments.

10	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Series C, Refunding	5.000%	12/1/26	$1,300,000	$1,384,489
Philadelphia, PA, Pennsylvania Airport Revenue, Refunding	5.000%	7/1/24	1,000,000	1,010,165	(c)

Total Pennsylvania				20,088,254

South Carolina - 2.8%
Patriots Energy Group Financing Agency Gas Supply Revenue, Series A, LIQ - Royal Bank of Canada	4.000%	2/1/24	10,130,000	10,143,347	(a)(b)
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/27	3,600,000	3,773,708	(c)

Total South Carolina				13,917,055

Tennessee - 1.9%
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,445,000	9,406,140	(a)(b)

Texas - 10.4%
Corpus Christi, TX, Utility System Revenue, Junior Lien Improvement Bonds, Series A	5.000%	7/15/27	1,500,000	1,555,791
Cypress-Fairbanks, TX, ISD, GO, Series B-1, PSF - GTD	0.280%	8/15/24	6,120,000	5,849,230	(a)(b)
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	580,000	510,746
El Paso, TX, ISD, GO	2.000%	8/1/23	1,250,000	1,242,405	(a)(b)
Fort Bend, TX, ISD:
GO, Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,175,000	1,102,654	(a)(b)
GO, Series B, Refunding, PSF - GTD	0.720%	8/1/26	855,000	774,220	(a)(b)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF - GTD	0.600%	8/17/26	1,040,000	953,103	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,075,801
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System, Refunding	5.000%	12/1/25	3,045,000	3,156,418
Hospital, Memorial Hermann Health System, Series A	5.000%	12/1/27	2,555,000	2,620,874
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	0.900%	9/1/23	1,750,000	1,730,948	(a)(b)(c)
North Texas Tollway Authority Revenue:
First Tier, Series D, Refunding, AGC	0.000%	1/1/30	2,500,000	1,985,717
First Tier, Series D, Refunding, AGC	0.000%	1/1/31	1,465,000	1,117,889
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	3,030,000	2,941,262	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	5,275,000	5,115,127	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	11

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
San Antonio, TX, Electric and Gas Revenue, Junior Lien	1.750%	12/1/25	$4,100,000	$3,881,148	(a)(b)
Sherman, TX, ISD:
GO, Series B, PSF - GTD	2.000%	8/1/48	485,000	483,777	(a)(b)(f)
GO, Series B, PSF - GTD	2.000%	8/1/48	605,000	603,425	(a)(b)(f)
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. USD LIBOR x 0.670 + 0.700%)	3.960%	12/15/26	3,835,000	3,798,171	(b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	3,823,292
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Remarketing	0.560%	4/1/26	1,500,000	1,346,096
Texas State Transportation Commission, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,253,159	(a)(b)
Troy, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/1/29	925,000	742,862
University of Houston System Revenue, Consolidated Series A, Refunding	5.000%	2/15/30	2,000,000	2,093,673

Total Texas				51,757,788

Utah - 0.1%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/32	505,000	528,198	(c)

Vermont - 0.4%
University of Vermont & State Agricultural College, Revenue, Series 2015, Refunding	5.000%	10/1/27	1,905,000	1,973,388

Virginia - 1.3%
Henry County, VA, IDA, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	1,035,000	1,025,790
Louisa, VA, IDA, PCR, Series A, Refunding	1.900%	6/1/23	1,000,000	1,000,000	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co., Series A	0.750%	9/2/25	2,650,000	2,430,272	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	2,000,000	(a)(b)

Total Virginia				6,456,062

Washington - 2.0%
Central Puget Sound Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Series S-2A, Green Bonds (SIFMA Municipal Swap Index Yield + 0.200%)	3.610%	11/1/26	2,000,000	1,953,572	(a)(b)

See Notes to Schedule of Investments.

12	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - continued
Port of Seattle, WA, Special Facility Revenue:
Intermediate Lien, Series C	5.000%	5/1/25	$3,625,000	$3,713,469	(c)
Intermediate Lien, Series D	5.000%	5/1/24	3,500,000	3,536,684	(c)
Seattle, WA, Municipal Light & Power Revenue, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	3.660%	11/1/26	1,000,000	974,898	(a)(b)

Total Washington				10,178,623

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $503,115,576)				488,784,396

SHORT-TERM INVESTMENTS - 1.7%
MUNICIPAL BONDS - 1.7%
Georgia - 0.3%
Bartow County Development Authority, GA, Solid Waste Disposal Facility Revenue, Georgia Power Company Plant Bowen Project	4.200%	11/1/62	1,600,000	1,600,000	(c)(g)(h)

Mississippi - 0.0%††
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series B	3.850%	12/1/30	200,000	200,000	(g)(h)

New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	3.250%	7/1/43	400,000	400,000	(g)(h)

New York - 0.9%
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.850%	8/1/40	100,000	100,000	(g)(h)
Subseries I-4, Refunding, LOC - TD Bank N.A.	3.850%	4/1/36	2,800,000	2,800,000	(g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.850%	6/15/49	1,000,000	1,000,000	(g)(h)
New York City, NY, TFA, Future Tax Secured Revenue, Subseries A-4, Refunding, SPA - TD Bank N.A.	3.850%	11/1/29	300,000	300,000	(g)(h)

Total New York				4,200,000

Oregon - 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.900%	8/1/34	100,000	100,000	(g)(h)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	13

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 0.1%
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, Refunding, LOC - JPMorgan Chase & Co.	3.950%	7/1/34	$100,000	$100,000	(g)(h)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.510%	12/1/39	300,000	300,000	(g)(h)

Total Pennsylvania				400,000

Texas - 0.0%††
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series C, Refunding, SPA - Bank of America N.A.	4.000%	10/1/41	200,000	200,000	(g)(h)

Utah - 0.3%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	3.700%	5/15/58	1,500,000	1,500,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,600,000)				8,600,000

TOTAL INVESTMENTS - 99.7% (Cost - $511,715,576)				497,384,396
Other Assets in Excess of Liabilities - 0.3%				1,529,280

TOTAL NET ASSETS - 100.0%				$498,913,676

See Notes to Schedule of Investments.

14	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

††	Represents less than 0.1%.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report	15

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

Abbreviation(s) used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Short Duration Municipal Income Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

17

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$488,784,396	—	$488,784,396
Short-Term Investments†	—	8,600,000	—	8,600,000

Total Investments	—	$497,384,396	—	$497,384,396

†	See Schedule of Investments for additional detailed categorizations.

19